SCHEDULE OF LEASE COST EXPENSE (Details) - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Commitments and Contingencies Disclosure [Abstract]
Operating lease expense	$ 156,052
Short-term lease expense	39,756	90,575
Total operating lease costs	195,808	90,575
Operating cash flows used in operating leases	$ 122,160
Weighted average remaining lease term (in years)	1 year 8 months 23 days
Operating Lease, Weighted Average Discount Rate, Percent	5.612%